FAIR VALUE GAIN (LOSS) ON REVALUATION DERIVATIVES	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Measurement [Abstract]
FAIR VALUE GAIN (LOSS) ON REVALUATION DERIVATIVES	FAIR VALUE GAIN (LOSS) ON REVALUATION DERIVATIVES
The following tables summarizes fair value gain (losses) on revaluation derivatives:

Amounts in € ‘000	2020	2019	2018
Revaluation warrants	60	(209)	(302)
Revaluation conversion rights	—	—	(193)
Total	60	(209)	(495)